AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 97.1%
Communication Services - 0.8%
Integral Ad Science Holding Corp.*	255,700	$1,851,268
Consumer Discretionary - 12.7%
Boot Barn Holdings, Inc.*	46,000	2,689,160
Global-e Online, Ltd. (Israel)*	76,500	2,047,140
Hilton Grand Vacations, Inc.*	96,000	3,157,440
Leslie's, Inc.*,1	248,300	3,652,493
Malibu Boats, Inc., Class A*	26,000	1,247,740
MYT Netherlands Parent, B.V. (Germany)*,1	115,000	1,324,800
National Vision Holdings, Inc.*,1	129,000	4,211,850
Planet Fitness, Inc., Class A*	52,000	2,998,320
PowerSchool Holdings, Inc., Class A*	200,000	3,338,000
Topgolf Callaway Brands Corp.*	125,000	2,407,500
Visteon Corp.*	25,500	2,704,530
Wingstop, Inc.[1]	14,000	1,755,880

Total Consumer Discretionary		31,534,853
Consumer Staples - 4.1%
BJ's Wholesale Club Holdings, Inc.*	68,000	4,951,080
The Simply Good Foods Co.*	129,500	4,142,705
The Vita Coco Co., Inc.*,1	87,500	996,625

Total Consumer Staples		10,090,410
Energy - 4.2%
Cactus, Inc., Class A	77,000	2,959,110
Matador Resources Co.	108,500	5,307,820
SM Energy Co.	56,500	2,124,965

Total Energy		10,391,895
Financials - 7.0%
Focus Financial Partners, Inc., Class A*	97,900	3,084,829
Hamilton Lane, Inc., Class A	73,000	4,351,530
MVB Financial Corp.	95,040	2,644,963
ProAssurance Corp.	95,500	1,863,205
Silvergate Capital Corp., Class A*	21,300	1,604,955
Victory Capital Holdings, Inc., Class A	159,800	3,724,938

Total Financials		17,274,420
Health Care - 19.3%
Addus HomeCare Corp.*	22,500	2,142,900
Arcellx, Inc.*	37,200	698,244
Ascendis Pharma A/S, ADR (Denmark)*	18,900	1,951,614
AtriCure, Inc.*	77,400	3,026,340
Azenta, Inc.	42,000	1,800,120
BioLife Solutions, Inc.*,1	54,700	1,244,425
Certara, Inc.*	53,000	703,840
	Shares	Value

GH Research PLC (Ireland)*,1	47,000	$546,140
HealthEquity, Inc.*	67,000	4,500,390
Heska Corp.*	24,000	1,750,080
Inspire Medical Systems, Inc.*	18,000	3,192,660
Intra-Cellular Therapies, Inc.*	72,600	3,378,078
Phreesia, Inc.*	88,900	2,265,172
PTC Therapeutics, Inc.*	57,000	2,861,400
Pulmonx Corp.*,1	93,000	1,549,380
Shockwave Medical, Inc.*	11,500	3,197,805
Silk Road Medical, Inc.*	82,300	3,703,500
STAAR Surgical Co.*	33,500	2,363,425
Tandem Diabetes Care, Inc.*	45,900	2,196,315
Tarsus Pharmaceuticals, Inc.*	150,050	2,568,856
Treace Medical Concepts, Inc.*	102,000	2,251,140

Total Health Care		47,891,824
Industrials - 23.5%
ACV Auctions, Inc., Class A*	168,000	1,207,920
ASGN, Inc.*	37,000	3,343,690
The AZEK Co., Inc.*	180,900	3,006,558
Casella Waste Systems, Inc., Class A*	64,000	4,888,960
Chart Industries, Inc.*,1	13,500	2,488,725
Columbus McKinnon Corp.	47,000	1,229,520
Driven Brands Holdings, Inc.*	168,700	4,720,226
EMCOR Group, Inc.	50,500	5,831,740
Esab Corp.	92,300	3,079,128
Exponent, Inc.	33,000	2,893,110
First Advantage Corp.*	92,800	1,190,624
Hexcel Corp.	60,200	3,113,544
ITT, Inc.	50,500	3,299,670
RBC Bearings, Inc.*	11,300	2,348,253
Regal Rexnord Corp.	21,000	2,947,560
Saia, Inc.*	12,700	2,413,000
Sun Country Airlines Holdings, Inc.*	118,700	1,615,507
Tetra Tech, Inc.	21,000	2,699,130
WillScot Mobile Mini Holdings Corp.*	54,000	2,177,820
Zurn Water Solutions Corp.	157,000	3,846,500

Total Industrials		58,341,185
Information Technology - 23.2%
Allegro MicroSystems, Inc.*	177,000	3,867,450
BTRS Holdings, Inc., Class A*	456,778	4,229,765
Evo Payments, Inc., Class A*	120,000	3,996,000
ExlService Holdings, Inc.*	34,100	5,024,976
JFrog, Ltd. (Israel)*	117,000	2,586,870

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 23.2% (continued)
MACOM Technology Solutions Holdings, Inc.*	57,000	$2,952,030
New Relic, Inc.*	53,000	3,041,140
nLight, Inc.*	172,300	1,628,235
Onto Innovation, Inc.*	54,100	3,465,105
Paycor HCM, Inc.*	178,000	5,261,680
Q2 Holdings, Inc.*	55,000	1,771,000
Smartsheet, Inc., Class A*	70,000	2,405,200
Sprout Social, Inc., Class A*	46,500	2,821,620
Synaptics, Inc.*	27,600	2,732,676
Vertex, Inc., Class A*	169,300	2,314,331
WNS Holdings, Ltd., ADR (India)*	72,800	5,957,952
Workiva, Inc.*	44,000	3,423,200

Total Information Technology		57,479,230
Real Estate - 2.3%
Kennedy-Wilson Holdings, Inc.	155,000	2,396,300
National Storage Affiliates Trust, REIT	80,500	3,347,190

Total Real Estate		5,743,490

Total Common Stocks (Cost $247,324,739)		240,598,575

Principal Amount
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 1.1%[2]
Amherst Pierpont Securities LLC, dated 09/30/22, due 10/03/22, 3.140% total to be received $1,000,262 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.000%, 03/31/23 - 11/20/69, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Mirae Asset Securities USA, Inc., dated 09/30/22, due 10/03/22, 3.180% total to be received $1,000,265 (collateralized by various U.S. Government Agency Obligations, 0.400% - 7.500%, 10/15/23 - 05/15/61, totaling $1,020,270)	$1,000,000	$1,000,000
MUFG Securities America, Inc., dated 09/30/22, due 10/03/22, 3.050% total to be received $699,934 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.000%, 09/01/28 - 09/01/52, totaling $713,751)	699,756	699,756

Total Joint Repurchase Agreements		2,699,756

	Shares
Other Investment Companies - 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%[3]	5,813,280	5,813,280
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.75%[3]	2,912,311	2,912,311

Total Other Investment Companies		8,725,591

Total Short-Term Investments (Cost $11,425,347)		11,425,347
Total Investments - 101.7% (Cost $258,750,086)		252,023,922
Other Assets, less Liabilities - (1.7)%		(4,178,776)
Net Assets - 100.0%		$247,845,146

*	Non-income producing security.
[1]	Some of these securities, amounting to $10,300,574 or 4.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$240,598,575	—	—	$240,598,575
Short-Term Investments
Joint Repurchase Agreements	—	$2,699,756	—	2,699,756
Other Investment Companies	8,725,591	—	—	8,725,591
Total Investments in Securities	$249,324,166	$2,699,756	—	$252,023,922

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$10,300,574	$2,699,756	$7,974,786	$10,674,542
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.250%	11/17/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.